Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) entity item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of wholly-owned subsidiaries | entity	2
Number of venders | item	2
Cost of providing charity care	$ 7,000,000	$ 7,600,000	$ 7,300,000
Guarantee and warranty claims accrual	405,000	340,000
Advertising expense in continuing operations	$ 37,200,000	36,400,000	32,800,000
Years in circulation	1 year
Historical claims data, period of time	10 years
Classification adjustments	$ 1,900,000	$ 2,100,000	$ 2,500,000
Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	90.00%	90.00%	90.00%
Total Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%
Total Current Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%
Total Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%
Roto Rooter And Corporate Office [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim	$ 750,000
Segment Roto-Rooter [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Operating Segments | item	1
Percent of population serviced	90.00%
Segment Roto-Rooter [Member] | Service Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	2.00%	2.00%	2.00%
Segment Roto-Rooter [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	29.00%	28.00%
Segment VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues	$ 0
Exposure on single claim	1,000,000
Professional liability and other risks, insurance deductible	$ 750,000
Segment VITAS [Member] | Service Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	90.00%	90.00%
Segment VITAS [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	71.00%	72.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 year
Medicare [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	59.00%	49.00%
Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	31.00%	41.00%
Medicare And Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	62.00%